Note 1 - General Information (Details Textual)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 01, 2018 USD ($) $ / shares shares	Aug. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Issuance of common stock | shares		9,191,000
Shares issued, price per share | $ / shares		$ 15
Proceeds from initial public offering		$ 137,865,000		$ 137,865,000		$ 137,865,000
Issuance of common stock from option exercise | shares	795,000
Proceeds from issue of ordinary shares	$ 75,413,225					31,588
Total comprehensive income			$ (14,777,111)	(39,005,554)	$ (38,775,955)	(103,666,326)	$ (115,455,193)
Retained earnings			(130,388,263)		(130,388,263)		(91,612,308)
Convertible instrument, conversion ratio		1
Reduction of Deficit
Increase (decrease) through excess of carrying value of preferred shares and embedded derivatives liabilities over the stated capital of the preferred shares				173,285,855		173,285,855
Net cash flows from (used in) operating activities			$ (12,654,592)	$ (12,174,678)	(36,148,740)	(24,313,189)	$ (35,566,460)
Share premium [member]
Statement Line Items [Line Items]
Total comprehensive income
Reduction of Deficit		$ (173,285,855)				(173,285,855)
Increase (decrease) through excess of carrying value of preferred shares and embedded derivatives liabilities over the stated capital of the preferred shares						$ 173,285,855
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Issuance of common stock | shares	5,300,000
Shares issued, price per share | $ / shares	$ 13.25
Issuance of common stock from option exercise | shares	795,000